Right of use assets and related lease liabilities - Future minimum lease payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 639,078
Discounting effect	(142,001)
Prepaid interest expense	(1,202)
Lease liability	495,875
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Total	94,372
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total	481,848
5+ years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 62,858